Capital structure and financial items - Earnings per share, distributions to shareholders, treasury shares, share capital and other reserves - Narrative (Details) - DKK (kr)	1 Months Ended		12 Months Ended
	Aug. 31, 2020	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of classes of share capital [line items]
Net cash distribution to shareholders in the form of dividends and share repurchases			kr 36,976,000,000	kr 34,743,000,000	kr 34,615,000,000
Free cash flow			28,565,000,000	34,451,000,000	32,536,000,000
Total dividend for year			kr 21,066,000,000	kr 19,651,000,000
Dividends Paid, Ordinary Shares Per Share, Pending Approval			kr 5.85
Interim dividend (DKK per share)	kr 3.25	kr 5.35	kr 9.10	kr 8.35
Dividends proposed			kr 13,496,000,000
Total dividend	kr 7,570,000,000	kr 12,551,000,000	20,121,000,000	kr 19,409,000,000	kr 19,048,000,000
Distributable reserves			kr 51,858,000,000	kr 40,801,000,000
Treasury shares
Disclosure of classes of share capital [line items]
Value of shares (DKK per share)			kr 0.20	kr 0.20
Share repurchase programme of Novo Nordisk B shares
Disclosure of classes of share capital [line items]
Share repurchase programme, authorized amount			kr 17,000,000,000	kr 900,000,000
Share repurchase programme, outstanding at year-end			kr 1,000,000,000